CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072	¥ 11,425,836
Cost of revenue
Total cost of revenue	(8,065,407)	(1,135,989)	(8,007,630)	(11,625,224)
Gross (loss) profit	250,437	35,273	(263,558)	(199,388)
Selling expenses	(256,621)	(36,144)	(237,918)	(260,219)
General and administrative expenses (including operating costs paid to a related party of RMB 13,608, RMB 9,041 and RMB 6,845 (US$964) for the years ended December 31, 2021, 2022 and 2023, respectively)	(737,775)	(103,913)	(889,345)	(881,498)
Research and development expenses	(115,917)	(16,327)	(144,181)	(180,204)
Impairment of long-lived assets	(94,699)	(13,338)
Other operating income, net	2,658	374	108,817	58,337
Total operating expenses	(1,202,354)	(169,348)	(1,162,627)	(1,263,584)
Loss from operations	(951,917)	(134,075)	(1,426,185)	(1,462,972)
Interest income	83,810	11,805	80,361	49,658
Interest expense (including interest expense to related parties of RMB 63,561, RMB 62,192 and RMB 35,108 (US$4,945) for the years ended December 31, 2021, 2022 and 2023, respectively)	(64,283)	(9,055)	(89,058)	(142,751)
Foreign exchange gain (loss)	(14,010)	(1,974)	(132,730)	44,556
Other income, net	6,613	931	31,677	265,822
(Loss) Gain on change in fair value of derivative assets and derivative liabilities	32,322	4,553	71,619	(14,918)
Loss before income taxes and share of net loss of equity investees	(907,465)	(127,815)	(1,464,316)	(1,260,605)
Income tax expense	(1,141)	(161)	(511)	(3,198)
Loss before share of net loss of equity investees	(908,606)	(127,976)	(1,464,827)	(1,263,803)
Share of net loss of equity investees | ¥				(58)
Net loss from continuing operations	(908,606)	(127,976)	(1,464,827)	(1,263,861)
Net income (loss) from discontinued operations, net of tax	15,222	2,144	(38,464)	1,473,489
Net income (loss)	(893,384)	(125,832)	(1,503,291)	209,628
Net loss from continuing operations attributable to non-controlling interests	(78,982)	(11,124)	(39,980)	(52,279)
Net income (loss) attributable to BEST Inc.	¥ (814,402)	$ (114,708)	¥ (1,463,311)	¥ 261,907
Basic
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Diluted
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Net earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net earnings (loss) per ADS | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net earnings (loss) per ADS | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ (5,295)	$ (746)	¥ 17,085	¥ (44,298)
Comprehensive loss from continuing operations	(913,901)	(128,722)	(1,447,742)	(1,308,159)
Comprehensive income (loss) from discontinued operations	15,222	2,144	(38,464)	1,473,489
Comprehensive loss from continuing operations attributable to non-controlling interests	(78,982)	(11,124)	(39,980)	(52,279)
Comprehensive income (loss) attributable to BEST Inc.	¥ (819,697)	$ (115,454)	¥ (1,446,226)	¥ 217,609
Class A ordinary shares
Basic
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Diluted
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Net earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net earnings (loss) per ADS | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net earnings (loss) per ADS | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Shares used in net earnings (loss) per share computation:
Basic (in shares)	239,563,290	239,563,290	250,326,701	246,207,464
Diluted (in shares)	381,429,237	381,429,237	392,192,648	388,073,411
Class B ordinary shares
Basic
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Diluted
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Net earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net earnings (loss) per ADS | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net earnings (loss) per ADS | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Shares used in net earnings (loss) per share computation:
Basic (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Diluted (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Basic
Continuing operations | (per share)	¥ (2.18)	$ (0.31)	¥ (3.63)	¥ (3.12)
Diluted
Continuing operations | (per share)	(2.18)	(0.31)	(3.63)	(3.12)
Discontinued operations | (per share)	0.04	0.01	(0.10)	3.80
Basic net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Diluted net earnings (loss) per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(2.14)	(0.30)	(3.73)	0.68
Net earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net earnings (loss) per ADS | (per share)	(42.70)	(6.01)	(74.60)	13.60
Diluted net earnings (loss) per ADS | (per share)	¥ (42.70)	$ (6.01)	¥ (74.60)	¥ 13.60
Shares used in net earnings (loss) per share computation:
Basic (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Diluted (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Freight delivery
Cost of revenue
Total cost of revenue	¥ (5,206,967)	$ (733,386)	¥ (5,114,937)	¥ (8,506,738)
Supply chain management
Cost of revenue
Total cost of revenue	(1,700,467)	(239,506)	(1,711,818)	(1,741,832)
Global
Cost of revenue
Total cost of revenue	(1,131,484)	(159,366)	(1,081,587)	(1,258,511)
Others
Cost of revenue
Total cost of revenue	(26,489)	(3,731)	(99,288)	(118,143)
Third parties
Revenue
Total revenue	8,029,690	1,130,958	7,347,297	10,886,138
Third parties | Freight delivery
Revenue
Total revenue	5,314,447	748,524	4,843,121	8,244,435
Third parties | Supply chain management
Revenue
Total revenue	1,824,984	257,043	1,678,619	1,476,743
Third parties | Global
Revenue
Total revenue	783,952	110,418	708,745	992,518
Third parties | Others
Revenue
Total revenue	106,307	14,973	116,812	172,442
Related Parties
Revenue
Total revenue	286,154	40,304	396,775	539,698
Related Parties | Freight delivery
Revenue
Total revenue	89,948	12,669	45,157
Related Parties | Supply chain management
Revenue
Total revenue	33,645	4,739	143,456	338,361
Related Parties | Global
Revenue
Total revenue	¥ 162,561	$ 22,896	¥ 208,162	¥ 201,337